Supplement to the
Fidelity® Strategic Real Return Fund
Class A, Class M, Class C, Class I and Class Z
November 29, 2019
Summary Prospectus

Effective October 1, 2020, Richard Munclinger replaces Jay Small as a co-manager of the fund.

Effective October 1, 2020, the following information supplements similar information found in the ”Fund Summary” section under the heading ”Portfolio Manager(s)”.

Richard Munclinger (co-manager) has managed the fund since October 2020.

ARRS-SUM-20-01 1.9880532.104	September 9, 2020

Supplement to the
Fidelity® Strategic Real Return Fund
November 29, 2019
Summary Prospectus

Effective October 1, 2020, Richard Munclinger replaces Jay Small as a co-manager of the fund.

Effective October 1, 2020, the following information supplements similar information found in the ”Fund Summary” section under the heading ”Portfolio Manager(s)”.

Richard Munclinger (co-manager) has managed the fund since October 2020.

RRS-SUM-20-01 1.9880531.101	September 9, 2020

Supplement to the
Fidelity® Strategic Real Return Fund
Class K6
November 29, 2019
Summary Prospectus

Effective October 1, 2020, Richard Munclinger replaces Jay Small as a co-manager of the fund.

Effective October 1, 2020, the following information supplements similar information found in the ”Fund Summary” section under the heading ”Portfolio Manager(s)”.

Richard Munclinger (co-manager) has managed the fund since October 2020.

RRS-K6-SUM-20-01 1.9900307.100	September 9, 2020